Segment Information - Schedule of Evaluate Performance Based on Operating Segment’s Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	$ 10,289,681	$ 12,733,339	$ 22,028,303
Segment income before tax	150,344	(716,678)	1,452,333
Extend [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	4,101,865	8,749,200	16,515,393
Segment income before tax	(1,045,848)	(435,557)	273,508
Other Operating Segment [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	6,187,816	3,984,139	5,512,910
Segment income before tax	$ 1,196,192	$ (281,121)	$ 1,178,825